Stockholders’ Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Stockholders’ Equity

Note 3 - Stockholders’ Equity

1.	In February 2022, the Company granted options to purchase 40,000 ordinary shares of the Company to one of its officers. The options are exercisable at $1.61 per share, have a 10-year term and vest over a period of four years.

2.	On June 29, 2022, the Company’s shareholders approved an increase in the Company’s authorized share capital from NIS 500,000, divided into 50,000,000 ordinary shares (par value NIS 0.01 each) to NIS 3,000,000, divided into 300,000,000 ordinary shares and corresponding amendment to the Company’s Articles of Association.